SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2023	Nov. 30, 2023	Dec. 31, 2022	Nov. 30, 2022
Deferred tax assets:
Receivable from related party	$ 1,020
Inventory	6,766
Deferred Revenue			3,082
Lease Liability	126,336		202,209
Accrued Commission	18,745		31,544
Net Operating Loss	544,191		129,220
Total deferred tax assets	697,058	327,760	366,055	241,940
Deferred tax liabilities:
Prepaid commissions			(1,505)
Right-of-Use Assets	(123,371)		(200,996)
Total deferred tax liabilities	123,371		202,501
Deferred tax assets / (liabilities), net	573,687		163,554
Less valuation allowance	573,687	327,760	163,554	241,940
Deferred tax asset c/f